ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 52,568,903	$ 38,284,455
Less: allowance for doubtful accounts	(868,973)	(985,990)
Accounts receivable, net	$ 51,699,930	$ 37,298,465